Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of transactions between related parties

Transactions with related parties - Associates in €’000	NSoft			Bayes			Total
	Years Ended December 31,
	2019	2020	2021	2019	2020	2021	2019	2020	2021
Revenue	1,633	1,347	1,861	819	1,585	1,730	2,452	2,931	3,591
Expenses	(571)	(706)	(906)	(1,858)	(5,460)	(5,742)	(2,429)	(6,165)	(6,649)
As of December 31, 2020 and 2021, outstanding balances with associates are shown below:

	NSoft		Bayes		Total
	Years Ended December 31,
	2020	2021	2020	2021	2020	2021
Trade receivables	98	204	550	1,582	648	1,787
Trade payables	—	—	(507)	(598)	(507)	(598)